Advance to Vendors (Tables)	12 Months Ended
Sep. 30, 2023
Advance to Vendors [Abstract]
Schedule of Advance to Vendors	Advance to vendors consisted of the following:
	As of September 30,
	2023	2022
	US$	US$
Prepayments for virtual technology services	$277,952	$567,736
Prepayments for digital marketing	—	400,042
Prepayments for digital assets development	3,723,351	2,375,516
Subtotal	4,001,303	3,343,294
Less: allowance for doubtful accounts	(386,542)	—
	3,614,761	3,343,294
Less: advance to vendors - noncurrent	1,020,874	1,800,000
Advance to vendors – current	$2,593,887	$1,543,294